Financing Receivables and Operating Lease Equipment - Components of Investment in Sales-Type or Finance Leases (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Gross lease payments receivable	$ 585	$ 697	$ 924
Unearned income	(130)	(162)	(206)
Net lease payments receivable	455	535	718
Unguaranteed residual assets	6	21	86
Investment in sales-type leases	$ 461	$ 556	$ 804